UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		May 6, 2011
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    69
Form 13F Information Table Value Total:   $100,616
List of Other Included Managers: None

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       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN  MANAGERS    SOLE   SHARED  NONE
-----------------------------   --------------   --------      ------  ------   --- ----  ------  --------   ------  -------  ----
3M CO                           COM              88579Y101       1676    17920 	SH         SOLE                               17920
AT&T INC                        COM              00206R102        220     7187 	SH         SOLE                                7187
ABBOTT LABS                     COM              002824100       1564    31890 	SH         SOLE                               31890
AEGON N V                       NY REGISTRY SH   007924103       3210   140985 	SH         SOLE                              140985
AEROPOSTALE                     COM              007865108       1787    73475 	SH         SOLE                               73475
AMERN STRATEGIC INCOME PTFL     COM              030099105        245    27050 	SH         SOLE                               27050
APOLLO GROUP INC                CL A             037604105       2022    48470 	SH         SOLE                               48470
BANK OF AMERICA CORPORATION     COM              060505104        424    31805 	SH         SOLE                               31805
BANK HAWAII CORP                COM              062540109        347     7250 	SH         SOLE                                7250
BLACKROCK CREDIT ALL IN TR I    COM SHS          09249V103        968    91975 	SH         SOLE                               91975
BLOCK H & R INC                 COM              093671105       2784   166300 	SH         SOLE                              166300
BUCYRUS INTL INC NEW            COM              118759109        947    10350 	SH         SOLE                               10350
COCA COLA CO                    COM              191216100       1396    21040 	SH         SOLE                               21040
COHEN & STEERS INFRASTRUCTUR    COM              19248A109       1935   109634 	SH         SOLE                              109634
COHEN & STEERS REIT & PFD IN    COM              19247X100        279    18335 	SH         SOLE                               18335
COLGATE PALMOLIVE CO            COM              194162103        672     8315 	SH         SOLE                                8315
EATON VANCE ENHANCED EQ INC     COM              278274105        650    52660 	SH         SOLE                               52660
EBAY INC                        COM              278642103        378    12185 	SH         SOLE                               12185
EMAGIN CORP                     COM NEW          29076N206         89    12517 	SH         SOLE                               12517
EXELON CORP                     COM              30161N101       1253    30375 	SH         SOLE                               30375
EXPEDITORS INTL WASH INC        COM              302130109        485     9675 	SH         SOLE                                9675
EXXON MOBIL CORP                COM              30121G102      31878   378910 	SH         SOLE                              378910
FASTENAL CO                     COM              311900104        828    12765 	SH         SOLE                               12765
FORT DEARBORN INCOME SECS IN    COM              347200107        666    45615 	SH         SOLE                               45615
GARMIN LTD                      ORD              G37260109       1338    39526 	SH         SOLE                               39526
GENERAL ELECTRIC CO             COM              369604103       1301    64894 	SH         SOLE                               64894
GOLDMAN SACHS GROUP INC         COM              38141G104        424     2675 	SH         SOLE                                2675
HANSEN NAT CORP                 COM              411310105        381     6325 	SH         SOLE                                6325
HOME DEPOT INC                  COM              437076102       1540    41565 	SH         SOLE                               41565
ING GROEP N V                   SPONSORED ADR    456837509       2288   107705 	SH         SOLE                              107705
INTEL CORP                      COM              458140100        499    24725 	SH         SOLE                               24725
INTERNATIONAL BUSINESS MACHS    COM              459200101        993     6090 	SH         SOLE                                6090
INTUIT                          COM              461202103       1259    23700 	SH         SOLE                               23700
ISHARES TR                      S&P500 GRW       464287309       2898    42175 	SH         SOLE                               42175
ISHARES TR                      US PFD STK IDX   464288687        566    14268 	SH         SOLE                               14268
ISHARES TR INDEX                BARCLY USAGG B   464287226        223     2125 	SH         SOLE                                2125
ISHARES TR                      RUSL 2000 GROW   464287648        217     2280 	SH         SOLE                                2280
ISHARES TR INDEX                DJ SEL DIV INX   464287908        320     6135 	SH         SOLE                                6135
ISHARES TR INDEX                S&P 500 INDEX    464287200        508     3820 	SH         SOLE                                3820
JOHNSON & JOHNSON               COM              478160104       2635    44470 	SH         SOLE                               44470
LILLY ELI & CO                  COM              532457108        789    22435 	SH         SOLE                               22435
LINEAR TECHNOLOGY CORP          COM              535678106        767    22815 	SH         SOLE                               22815
MAXIM INTEGRATED PRODS INC      COM              57772K101        490    19125 	SH         SOLE                               19125
MCGRAW HILL COS INC             COM              580645109        397    10075 	SH         SOLE                               10075
MEDTRONIC INC                   COM              585055106       1878    47725 	SH         SOLE                               47725
MICROSOFT CORP                  COM              594918104       2785   109675 	SH         SOLE                              109675
NUVEEN MULTI STRAT INC GR FD    COM SHS          67073D102       1687   188450 	SH         SOLE                              188450
ORACLE CORP                     COM              68389X105        555    16590 	SH         SOLE                               16590
PENN WEST ENERGY TR             TR UNIT          707885109       1064    38421 	SH         SOLE                               38421
PETMED EXPRESS INC              COM              716382106        190    11975 	SH         SOLE                               11975
PFIZER INC                      COM              717081103        462    22750 	SH         SOLE                               22750
PROCTER & GAMBLE CO             COM              742718109        358     5815 	SH         SOLE                                5815
QUALCOMM INC                    COM              747525103        897    16355 	SH         SOLE                               16355
RIVUS BOND FUND                 COM              769667106        897    49750 	SH         SOLE                               49750
ROCKWELL COLLINS INC            COM              774341101        394     6075 	SH         SOLE                                6075
SEI INVESTMENTS CO              COM              784117103        722    30250 	SH         SOLE                               30250
SPDR TR                         UNIT SER 1       78462F103       2760    20818 	SH         SOLE                               20818
SCHWAB STRATEGIC TR             US LRG CAP ETF   808524201        230     7275 	SH         SOLE                                7275
SHERWIN WILLIAMS CO             COM              824348106        200     2385 	SH         SOLE                                2385
ST JOE CO                       COM              790148100        459    18300 	SH         SOLE                               18300
STARBUCKS CORP                  COM              855244109        983    26605 	SH         SOLE                               26605
STRYKER CORP                    COM              863667101        641    10540 	SH         SOLE                               10540
SYSCO CORP                      COM              871829107       1738    62730 	SH         SOLE                               62730
TCF FINL CORP                   COM              872275102        402    25350 	SH         SOLE                               25350
TEXAS INSTRS INC                COM              882491103        551    15950 	SH         SOLE                               15950
VSE CORP                        COM              918284100        764    25725 	SH         SOLE                               25725
VANGUARD INDEX FDS              STK MRK ETF      922908769       1854    26985 	SH         SOLE                               26985
WAL MART STORES INC             COM              931142103        858    16485  SH         SOLE                               16485
WELLS FARGO & CO NEW            COM              949746101        751    23699  SH         SOLE                               23699


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